DEPOSITS - Summary of maturities of outstanding certificates of deposit (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deposits [Abstract]
Less than six months	$ 68,592	$ 61,913
Six months to one year	46,017	47,605
Over one year to three years	67,155	92,283
Over three years	27,649	24,434
Total certificates of deposit	$ 209,413	$ 226,235